Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivables, loans receivable, prepaid expenses and other current assets, accounts payable, short-term borrowings and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities. The carrying amounts of long-term borrowings approximate their fair value as their interest rates are at the same level of current market yield for comparable loans.

Measured at fair value on a non-recurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a non-recurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount exceeds its fair value. Acquired intangible assets are measured using the income approach — discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recorded RMB1,504,525 and RMB43,011 impairment loss on goodwill, RMB13,526 and RMB8,808 impairment loss on intangible assets for the years ended December 31, 2021 and 2022, respectively.

The Group measures ROU assets, property and equipment and other long-lived assets on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of undiscounted future cash flow and the discount rate. The Group recorded RMB4,667, RMB13,385 and RMB13,005 impairment losses on its ROU assets, RMB3,460, RMB16,347 and RMB875 impairment losses on property and equipment for the years ended December 31, 2020, 2021 and 2022, respectively.

There is no transfer between different levels during the years ended December 31, 2021 and 2022.

Measured at fair value on a recurring basis

The Group measures share-based liabilities and warrant liabilities on a recurring basis. The fair value is determined using models with significant unobservable inputs (Level 3 inputs).

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2021 and 2022:

For the Years Ended December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Share-based liabilities	—	—	—	—
Warrant liabilities	—	—	14,291	14,291

	For the Years Ended December 31, 2021
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Share-based liabilities	—	—	3,874	3,874
Warrant liabilities	—	—	11,211	11,211

The Company adopted Black Scholes model to assess the warrant’s fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Risk-free interest rate	1.14% – 1.17%	4.01% – 4.75%
Volatility	107.68%	36.78% – 44.74%
Dividend yield	—	—
Life of warrants (in years)	3.88 – 4.09	0.56 – 6.07
Fair value of underlying ordinary shares*	87.98	10.31

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

The Company adopted Black Scholes model to assess the share-based liabilities’ fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of share-based liabilities are as follows:

For the years ended December 31,
2021
RMB
Risk-free interest rate	2.24% – 2.37%
Volatility	30% – 45%

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.